LEASE ARRANGEMENTS - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying amounts
Right-of-use assets	$ 26,903	$ 35,303
Additions to right-of-use assets	13,579	27,150	$ 23,146
Depreciation expenses of right-of-use assets	13,652	14,146	13,013
Land and buildings
Carrying amounts
Right-of-use assets	26,645	35,171
Depreciation expenses of right-of-use assets	13,335	13,821	12,639
Others
Carrying amounts
Right-of-use assets	258	132
Depreciation expenses of right-of-use assets	$ 317	$ 325	$ 374